INTANGIBLE ASSETS, NET (Schedule of Estimated Annual Amortization Expense Related to Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INTANGIBLE ASSETS, NET [Abstract]
Amortization expenses	$ 5,816	$ 7,027	$ 7,877
2015	5,904
2016	4,829
2017	4,579
2018	3,027
Thereafter	3,359
Total	$ 21,698	$ 21,439